2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investment Securities
Schedule Of Available For Sale Securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2015
U.S. Government sponsored enterprise (GSE) debt securities	$12,832,059	$22,523	$22,139	$12,832,443
Agency mortgage-backed securities (Agency MBS)	10,734,121	0	69,637	10,664,484
Other investments	2,973,000	5,046	4,573	2,973,473
	$26,539,180	$27,569	$96,349	$26,470,400

December 31, 2014
U.S. GSE debt securities	$19,929,061	$50,378	$72,289	$19,907,150
U.S. Government securities	3,997,451	3,486	0	4,000,937
Agency MBS	9,031,661	19,472	12,326	9,038,807
	$32,958,173	$73,336	$84,615	$32,946,894

Schedule Of Held to Maturity Securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2015
States and political subdivisions	$43,354,419	$788,581	$0	$44,143,000

December 31, 2014
States and political subdivisions	$41,810,945	$423,055	$0	$42,234,000

Schedule of Maturities of Debt Securities Available for Sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$3,077,544	$3,086,317
Due from one to five years	12,482,515	12,474,599
Due from five to ten years	245,000	245,000
Mortgage-backed securities	10,734,121	10,664,484
	$26,539,180	$26,470,400

Schedule Of Maturities of Debt Securities Held to Maturity
	Amortized	Fair
	Cost	Value*

Due in one year or less	$27,731,133	$27,731,000
Due from one to five years	4,015,553	4,213,000
Due from five to ten years	3,149,531	3,347,000
Due after ten years	8,458,202	8,852,000
	$43,354,419	$44,143,000

Schedule Of Unrealized Loss
	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2015
U.S. GSE debt securities	$6,243,373	$22,139	$0	$0	$6,243,373	$22,139
Agency MBS	10,664,484	69,637	0	0	10,664,484	69,637
Other investments	1,483,427	4,573	0	0	1,483,427	4,573
	$18,391,284	$96,349	$0	$0	$18,391,284	$96,349

December 31, 2014
U.S. GSE debt securities	$6,023,946	$8,548	$5,186,258	$63,741	$11,210,204	$72,289
Agency MBS	3,206,389	12,326	0	0	3,206,389	12,326
	$9,230,335	$20,874	$5,186,258	$63,741	$14,416,593	$84,615